CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 74		$ 129,274		$ 570	$ 241,620	$ 371,538
Balance, shares at Dec. 31, 2020	28,176,862
Issuance of shares upon exercise of options		[1]	11		0	0	11
Issuance of shares upon exercise of options, shares	236,652
Issuance of shares upon vesting of RSU		[1]		[1]	0	0	0
Issuance of shares upon vesting of RSU, shares	165,530
Share based compensation	$ 0		10,488		0	0	10,488
Elimination of the par value of the Ordinary shares	(74)		74		0	0	0
Other comprehensive loss	0		0		(1,384)	0	(1,384)
Net income	0		0		0	93,101	93,101
Balance at Dec. 31, 2021	$ 0		139,847		(814)	334,721	473,754
Balance, shares at Dec. 31, 2021	28,579,044
ASU 2020-06 adoption	$ 0		(13,770)		0	3,139	(10,631)
Issuance of shares upon exercise of options	$ 0		90		0	0	90
Issuance of shares upon exercise of options, shares	161,416
Issuance of shares upon vesting of RSU	$ 0		0		0	0	0
Issuance of shares upon vesting of RSU, shares	191,494
Share based compensation	$ 0		16,647		0	0	16,647
Share repurchase at cost	$ 0		(21,416)		0	0	(21,416)
Share repurchase at cost, shares	(253,478)
Other comprehensive loss	$ 0		0		(11,694)	0	(11,694)
Net income	0		0		0	140,213	140,213
Balance at Dec. 31, 2022	$ 0		121,398		(12,508)	478,073	$ 586,963
Balance, shares at Dec. 31, 2022	28,678,476						28,678,476
Issuance of shares upon exercise of options	$ 0		122		0	0	$ 122
Issuance of shares upon exercise of options, shares	133,485						133,485
Issuance of shares upon vesting of RSU	$ 0		0		0	0	$ 0
Issuance of shares upon vesting of RSU, shares	203,128
Share based compensation	$ 0		18,286		0	0	18,286
Share repurchase at cost	$ 0		(112)		0	0	(112)
Share repurchase at cost, shares	(1,255)
Other comprehensive loss	$ 0		0		9,183	0	9,183
Net income	0		0		0	136,310	136,310
Balance at Dec. 31, 2023	$ 0		$ 139,694		$ (3,325)	$ 614,383	$ 750,752
Balance, shares at Dec. 31, 2023	29,013,834						29,013,834

[1]	Less than $1.